Asset Retirement Obligation	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Asset Retirement Obligation

Note 10 Asset Retirement Obligations

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations in its operating markets.  Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions.  These obligations are included in Other deferred liabilities and credits and Other current liabilities in the Consolidated Balance Sheet.

In 2015 and 2014, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations.  The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2015 and 2014 were as follows:

December 31,	2015	2014
(Dollars in thousands)
Balance at beginning of year	$152,512	$195,568
Additional liabilities accrued	1,661	2,507
Revisions in estimated cash outflows	(759)	(2,792)
Disposition of assets	(5,949)	(44,403)
Accretion expense	10,958	12,534
Transferred to Liabilities held for sale	–	(10,902)
Balance at end of year[1]	$158,423	$152,512

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction included in Other current liabilities was $5.9 million as of December 31, 2014.